Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule Of Computation Of Earnings Per Share

		Net Income
For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2016
	Earnings	$108,743	16,383	$6.64
	Dilutive stock options	-	296
	Nonvested stock awards	-	110
	Diluted earnings	$108,743	16,789	$6.48

2015
	Earnings	$110,274	16,870	$6.54
	Dilutive stock options	-	394
	Nonvested stock awards	-	158
	Diluted earnings	$110,274	17,422	$6.33

2014
	Earnings	$99,317	17,165	$5.79
	Dilutive stock options	-	412
	Nonvested stock awards	-	149
	Conversion of Notes and impact of warrants outstanding	-	114
	Diluted earnings	$99,317	17,840	$5.57